Revenues - Disaggregation of revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz
Disaggregation of Revenue [Line Items]
Revenues | $	$ 47,044	$ 13,709
Ounces Sold | oz
Gold sales
Disaggregation of Revenue [Line Items]
Revenues | $	$ 44,279	$ 12,803
Ounces Sold | oz	24,892	8,593
Silver sales
Disaggregation of Revenue [Line Items]
Revenues | $	$ 2,765	$ 906
Ounces Sold | oz	136,238	52,036